GOLDMAN SACHS TRUST II

Class R6 Shares of the

Goldman Sachs Strategic Multi-Asset Class Funds

Goldman Sachs Multi-Manager Global Equity Fund

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

Goldman Sachs Multi-Manager Real Assets Strategy Fund

(the “Funds”)

Supplement dated July 18, 2023 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2023, as supplemented to date

Effective immediately, Scott McDermott and Mao Dong will begin serving as portfolio managers for the Funds. In addition, effective immediately, Neill Nuttall and Siwen Wu will no longer serve as portfolio managers for the Funds. Betsy Gorton will continue to serve as a portfolio manager for the Funds, and Yvonne Woo will continue to serve as a portfolio manager for the Goldman Sachs Multi-Manager Real Assets Strategy Fund.

Accordingly, effective immediately, the Funds’ Prospectus and SAI are revised as follows:

All references to Messrs. Nuttall and Wu in the Prospectus and SAI are deleted in their entirety.

The following replaces in its entirety the second paragraph of the “Goldman Sachs Multi-Manager Global Equity Fund—Summary—Portfolio Management” section of the Prospectus:

Investment Adviser Portfolio Managers: Betsy Gorton, Managing Director, External Investing Group, has managed the Fund since June 2015; Scott McDermott, Managing Director, MAS, has managed the Fund since July 2023; and Mao Dong, Vice President, MAS, has managed the Fund since July 2023.

The following replaces in its entirety the second paragraph of the “Goldman Sachs Multi-Manager Non-Core Fixed Income Fund—Summary—Portfolio Management” section of the Prospectus:

Investment Adviser Portfolio Managers: Betsy Gorton, Managing Director, External Investing Group, has managed the Fund since March 2015; Scott McDermott, Managing Director, MAS, has managed the Fund since July 2023; and Mao Dong, Vice President, MAS, has managed the Fund since July 2023.

The following replaces in its entirety the second paragraph of the “Goldman Sachs Multi-Manager Real Assets Strategy Fund—Summary—Portfolio Management” section of the Prospectus:

Investment Adviser Portfolio Managers: Betsy Gorton, Managing Director, External Investing Group (“XIG”), has managed the Fund since June 2015; Yvonne Woo,

Managing Director, XIG, has managed the Fund since August 2016; Scott McDermott, Managing Director, MAS, has managed the Fund since July 2023; and Mao Dong, Vice President, MAS, has managed the Fund since July 2023.

The following rows are added to the end of the first table in the “Service Providers—Investment Adviser Portfolio Managers” section of the Prospectus:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Scott McDermott Managing Director	Portfolio Manager— Multi-Manager Global Equity Fund Multi-Manager Non-Core Fixed Income Fund Multi-Manager Real Assets Strategy Fund	Since 2023	Mr. McDermott is a Managing Director and the Global Head of Portfolio Management in the MAS Group, overseeing all portfolio and risk management activities across MAS’ multi-asset client portfolios. Mr. McDermott joined the firm in 1991.
Mao Dong Vice President	Portfolio Manager— Multi-Manager Global Equity Fund Multi-Manager Non-Core Fixed Income Fund Multi-Manager Real Assets Strategy Fund	Since 2023	Mr. Dong is a Vice President and the Global Co-Head of OCIO Portfolio Management in the MAS Group, overseeing portfolio and risk management activities across MAS’ Outsourced Chief Investment Officer portfolios. Mr. Dong joined the firm in 2010.

This Supplement should be retained with your Prospectus and SAI for future reference.

SMACPMSTK 07-23